OTHER FINANCIAL ASSETS AND LIABILITIES - Schedule of Equity Instruments Acquired by Globant España S.A (Details) - Equity instruments - USD ($) $ in Thousands	Oct. 06, 2025	Sep. 23, 2025	Aug. 22, 2025	Jan. 15, 2025	Oct. 18, 2024	May 03, 2024	Sep. 12, 2022	Apr. 23, 2021	Jan. 15, 2021	Dec. 31, 2020	Jul. 08, 2019	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Gain in fair value on financial assets measured at FVOCI													$ 418
Globant España S.A.
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity instrument, fair value												$ 24,452	32,955
Gain in fair value on financial assets measured at FVOCI												(13,446)	2,369
Globant España S.A. | Singularity
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)											2.86%
Equity instrument, fair value												2,338	2,338
Globant España S.A. | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)										17.20%
Equity instrument, fair value												4,531	22,761
Globant España S.A. | Elsa
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)									4.32%
Equity instrument, fair value												2,010	4,016
Globant España S.A. | V.U.
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)								3.14%
Equity instrument, fair value												1,970	2,598
Globant España S.A. | Queiban
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)							3.77%
Equity instrument, fair value												424	424
Globant España S.A. | 9z
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)						20.00%
Equity instrument, fair value												318	318
Globant España S.A. | Connectly Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)					0.56%
Equity instrument, fair value												239	500
Globant España S.A. | Fortune
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)				13.50%
Equity instrument, fair value												2,978	0
Globant España S.A. | Inorbit
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)			10.00%
Equity instrument, fair value												3,250	0
Globant España S.A. | Aita
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)		1.30%
Equity instrument, fair value												2,900	0
Globant España S.A. | Founders Brands Limited
Disclosure Of Financial Assets And Liabilities [Line Items]
Equity interest acquired (as a percent)	30.00%
Equity instrument, fair value												$ 3,494	$ 0